Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of trade and other receivables [Abstract]
Disclosure Of Trade And Other Receivables Balances [Text Block]
The trade and other receivables are detailed as follows:

	As of December 31, 2019		As of December 31, 2018
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Chile operating segment	154,120,306	-	162,477,091	-
International business operating segment	66,023,849	-	76,166,145	-
Wines operating segment	51,727,913	-	51,478,501	-
Total commercial debtors	271,872,068	-	290,121,737	-
Impairment loss estimate	(5,792,821)	-	(6,059,201)	-
Total commercial debtors - net	266,079,247	-	284,062,536	-
Others accounts receivables (1)	33,934,693	3,224,627	36,639,803	3,363,123
Total other accounts receivable	33,934,693	3,224,627	36,639,803	3,363,123
Total	300,013,940	3,224,627	320,702,339	3,363,123

(1)

As of December 31, 2019, an account receivable is included that relates to the sale of 49% of the participation that CPCh held over Compañía Pisquera Bauzá S.A. where in the current asset it maintains an amount of ThCh$ 1,325,613 (ThCh$ 1,392,650 as of December 31, 2018) and in non-current assets with no balance as of December 31, 2019 (ThCh$ 1,240,461 as of December 31, 2018). The charges received for this transaction as of December 31, 2019 are presented in the Consolidated Statement of Cash Flows, in investment activities, under the heading "Proceeds from the sale of interests in joint ventures"

Disclosure Of Other Receivables Foreign Currency [Text Block]
The Company’s accounts receivable are denominated in the following currencies:

	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Chilean Peso	181,846,678	191,979,443
Argentine Peso	57,199,230	67,553,470
US Dollar	35,796,040	34,113,849
Euro	9,709,996	10,152,559
Unidad de Fomento	3,242,714	2,678,592
Uruguayan Pesos	4,350,677	5,128,068
Paraguayan Guarani	7,411,985	8,774,244
Bolivian	1,919,063	1,340,388
Others currencies	1,762,184	2,344,849
Total	303,238,567	324,065,462

Disclosure Of Trade And Other Receivables Time Bands [Text Block]
The detail of the accounts receivable maturities as of
December 31, 2019
, is detailed as follows:

	Total	Current balance	Overdue balances
			0 a 3 months	3 a 6 months	6 a 12 months	More than 12 months
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile operating segment	154,120,306	145,910,170	4,488,495	758,196	1,264,373	1,699,072
International business operating segment	66,023,849	60,199,888	4,015,211	20,872	167,968	1,619,910
Wines operating segment	51,727,913	44,080,110	7,317,810	155,026	50,090	124,877
Total commercial debtors	271,872,068	250,190,168	15,821,516	934,094	1,482,431	3,443,859
Impairment loss estimate	(5,792,821)	(745,303)	(664,608)	(344,670)	(877,811)	(3,160,429)
Total commercial debtors - net	266,079,247	249,444,865	15,156,908	589,424	604,620	283,430
Others accounts receivables	33,934,693	33,638,366	105,976	138,377	-	51,974
Total other accounts receivable	33,934,693	33,638,366	105,976	138,377	-	51,974
Total current	300,013,940	283,083,231	15,262,884	727,801	604,620	335,404
Others accounts receivables	3,224,627	3,224,627	-	-	-	-
Total non-current	3,224,627	3,224,627	-	-	-	-

The detail of the accounts receivable maturities as of
December 31, 2018
, is detailed as follows:

	Total	Current balance	Overdue balances
			0 a 3 months	3 a 6 months	6 a 12 months	More than 12 months
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile operating segment	162,477,091	152,644,412	5,928,791	1,085,806	844,101	1,973,981
International business operating segment	76,166,145	63,419,349	9,546,370	1,092,229	701,571	1,406,626
Wines operating segment	51,478,501	44,304,213	6,248,007	272,721	305,811	347,749
Total commercial debtors	290,121,737	260,367,974	21,723,168	2,450,756	1,851,483	3,728,356
Impairment loss estimate	(6,059,201)	(148,214)	(542,195)	(600,433)	(1,407,848)	(3,360,511)
Total commercial debtors - net	284,062,536	260,219,760	21,180,973	1,850,323	443,635	367,845
Others accounts receivables	36,639,803	36,056,454	321,767	162,295	99,233	54
Total other accounts receivable	36,639,803	36,056,454	321,767	162,295	99,233	54
Total current	320,702,339	296,276,214	21,502,740	2,012,618	542,868	367,899
Others accounts receivables	3,363,123	3,363,123	-	-	-	-
Total non-current	3,363,123	3,363,123	-	-	-	-

Disclosure Of Impairment Loss Of Trade Receivables [Text Block]
The movement of the impairment losses provision for accounts receivable is as follows:

	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Balance at the beginning of year	(6,059,201)	(4,154,752)
First application effect IFRS 9	-	(192,377)
Initial balance restated	(6,059,201)	(4,347,129)
Estimate of expected credit losses up 12 months	(903,754)	(474,984)
Estimate of expected credit losses longer than 12 months	(964,554)	(1,222,877)
Sub total of impairment estimate for accounts receivable	(1,868,308)	(1,697,861)
Provision of repaired portfolio	(129,841)	(149,303)
Uncollectible accounts	1,389,330	527,545
Add back of unused provisions	441,106	597,359
Estimates resulting from business combinations (1)	-	(1,354,559)
Effect of translation into presentation currency	434,093	364,747
Total	(5,792,821)	(6,059,201)
(1)

See
Note 15 – Business Combinations, letter a)
.

Disclosure of Detailed Information In Expected Credit Loss Index Tranches Based On Age Of Portfolio [Text Block]
The general criteria for the determination of the provision for impairment has been established in the framework of IFRS 9, which requires analyzing the behavior of the client portfolio in the long term in order to generate an expected credit loss index by tranches based on the age of the portfolio. This analysis delivered the following results for the Company:

	As of December 31, 2019			As of December 31, 2018
	Credit loss rate	Total carrying amount	Impairment provision	Credit loss rate	Total carrying amount	Impairment provision
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Up to date	0.13%	283,828,534	(745,303)	0.10%	296,424,428	(148,214)
0 a 3 months	4.76%	15,927,492	(664,608)	4.30%	22,044,935	(542,195)
3 a 6 months	36.48%	1,072,471	(344,670)	32.60%	2,613,051	(600,433)
6 a 12 months	100.00%	1,482,431	(877,811)	100.00%	1,950,716	(1,407,848)
More than 12 months	100.00%	3,495,833	(3,160,429)	100.00%	3,728,410	(3,360,511)
Total		305,806,761	(5,792,821)		326,761,540	(6,059,201)